Other administrative expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other administrative expenses
Data processing and informatice	R$ (409,723)	R$ (189,351)	R$ (109,199)
Advertisement, publicity, publications and public relations	(145,279)	(55,354)	(40,241)
Taxation expenses	(146,757)	(69,676)	(41,415)
Communication	(103,723)	(81,892)	(45,890)
Bank expenses	(94,743)	(123,492)	(55,671)
Other Administration expenses	(219,618)	(20,133)	(23,023)
Third party services	(85,091)	(47,501)	(29,134)
Rent, condominium fee and property maintenance	(33,236)	(18,628)	(13,145)
Portability expenses	(25,498)	(4,928)	(4,560)
Provision for Contingencies	(19,003)	(14,227)	(8,413)
Granted discounts	(15,983)	(7,612)	(5,629)
Notary public and legal expenses	(12,822)	(5,066)	(2,421)
Water and energy expenses	(3,015)	(1,100)	(1,319)
Expenses for Serasa	(1,949)	(2,016)	(893)
Travel expenses	(357)	(319)	(648)
Gain (loss) from disposal of values and property	5,836	(32)	(413)
Provision for loss of non-current assets held for sale			(4,295)
Total	R$ (1,310,961)	R$ (641,327)	R$ (386,309)